Document and Entity Information	Nov. 16, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001494904
Document Type	8-K
Document Period End Date	Nov. 16, 2022
Entity Registrant Name	GLOBAL INDEMNITY GROUP, LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-34809
Entity Tax Identification Number	85-2619578
Entity Address, Address Line One	112 S. French St.
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Wilmington
Entity Address, Country	DE
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	691-6276
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Shares, no par value
Trading Symbol	GBLI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false